Investment Securities	12 Months Ended
Mar. 31, 2021
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Investment Securities
9	INVESTMENT SECURITIES
The following table shows the amount of investment securities, which consist of debt instruments at amortized cost, debt instruments at fair value through other comprehensive income and equity instruments at fair value through other comprehensive income at March 31, 2021 and 2020.

	At March 31,
	2021	2020
	(In millions)
Debt instruments at amortized cost:
Domestic:
Japanese government bonds	¥—	¥260,079
Japanese municipal bonds	22,300	22,300

Total domestic	22,300	282,379

Foreign:
Bonds issued by other governments and official institutions (1)	47,129	37,358
Other debt instruments	2,586	1,034

Total foreign	49,715	38,392

Total debt instruments at amortized cost	¥72,015	¥320,771

Debt instruments at fair value through other comprehensive income:
Domestic:
Japanese government bonds	¥14,293,611	¥6,785,068
Japanese municipal bonds	732,622	240,382
Japanese corporate bonds	725,895	579,293
Other debt instruments	310	310

Total domestic	15,752,438	7,605,053

Foreign:
U.S. Treasury and other U.S. government agency bonds	5,564,944	4,494,686
Bonds issued by other governments and official institutions (1)	2,994,032	2,930,806
Mortgage-backed securities	1,658,732	2,807,813
Other debt instruments	422,489	215,806

Total foreign	10,640,197	10,449,111

Total debt instruments at fair value through other comprehensive income	¥26,392,635	¥18,054,164

Equity instruments at fair value through other comprehensive income:
Domestic equity instruments	¥3,919,787	¥3,024,731
Foreign equity instruments	667,024	464,720

Total equity instruments at fair value through other comprehensive income	¥4,586,811	¥3,489,451

Total investment securities	¥31,051,461	¥21,864,386

(1)	Excludes U.S. Treasury and other U.S. government agency bonds.

Designation of equity instruments as at fair value through other comprehensive income
The Group designates equity instruments, which are issued by its customers and not held for trading, as at fair value through other comprehensive income. Those equity instruments are held to establish, maintain, and strengthen business ties with those customers. Equity instruments at fair value through other comprehensive income at March 31, 2021 and 2020 consisted of the following:

	At March 31,
	2021	2020
	(In millions)
Listed	¥3,722,813	¥2,770,473
Unlisted	863,998	718,978

Total equity instruments at fair value through other comprehensive income	¥4,586,811	¥3,489,451

The investments in the listed equity instruments at fair value through other comprehensive income at March 31, 2021 and 2020 mainly consisted of the following:

At March 31, 2021
(In millions)
TOYOTA MOTOR CORPORATION	¥335,460
DAIKIN INDUSTRIES, LTD.	200,880
KUBOTA CORPORATION	90,717
Kotak Mahindra Bank Limited	86,823
NIDEC CORPORATION	81,483
NIPPON PAINT HOLDINGS CO., LTD.	79,747
Ares Management Corporation	75,247
FUJIFILM Holdings Corporation	68,852
DAIICHI SANKYO COMPANY, LIMITED	66,258
SG HOLDINGS CO., LTD.	63,932
Murata Manufacturing Co., Ltd.	60,361
MITSUI & CO., LTD.	59,085
Sumitomo Realty & Development Co., Ltd.	53,755
East Japan Railway Company	53,658
DAIWA HOUSE INDUSTRY CO., LTD.	52,236
ITOCHU Corporation	52,132
DAIFUKU CO., LTD.	44,232
Seven & i Holdings Co., Ltd.	43,887
Central Japan Railway Company	43,076
KOITO MANUFACTURING CO., LTD.	40,385
BRIDGESTONE CORPORATION	40,275
West Japan Railway Company	39,264
Japan Exchange Group, Inc.	39,257
Asahi Group Holdings, Ltd.	37,451
GMO Payment Gateway, Inc.	36,723
Mitsui Fudosan Co., Ltd.	32,632
ASAHI KASEI CORPORATION	32,379
KOMATSU LTD.	30,332
MINEBEA MITSUMI Inc.	28,923
TAISHO PHARMACEUTICAL HOLDINGS CO., LTD.	28,767
Makita Corporation	27,523
Shionogi & Co., Ltd.	27,351
Stanley Electric Co., Ltd.	26,507
SHIMANO INC.	26,375
NIPPON STEEL CORPORATION	24,691
Square, Inc.	22,822
Oji Holdings Corporation	22,675
TOHO GAS CO., LTD.	22,568
OLYMPUS CORPORATION	22,217
TOYOTA TSUSHO CORPORATION	19,739
OMRON Corporation	18,924
Sumitomo Metal Mining Co., Ltd.	18,281
Sekisui House, Ltd.	17,727
TORAY INDUSTRIES, INC.	17,116
Sanwa Holdings Corporation	15,994
Chubu Electric Power Company, Incorporated	15,971
BROTHER INDUSTRIES, LTD.	14,838
TOYODA GOSEI CO., LTD.	14,684
Idemitsu Kosan Co., Ltd.	14,678
KAJIMA CORPORATION.	14,349
Others	1,319,574

Total listed equity instruments at fair value through other comprehensive income	¥3,722,813

At March 31, 2020
(In millions)
TOYOTA MOTOR CORPORATION	¥253,113
DAIKIN INDUSTRIES, LTD.	118,530
East Japan Railway Company	61,377
Kotak Mahindra Bank Limited	61,215
FUJIFILM Holdings Corporation	56,991
NIPPON PAINT HOLDINGS CO., LTD.	56,598
DAIICHI SANKYO COMPANY, LIMITED	50,911
KUBOTA CORPORATION	49,742
Central Japan Railway Company	49,208
West Japan Railway Company	47,334
DAIWA HOUSE INDUSTRY CO., LTD.	43,154
Japan Exchange Group, Inc.	42,332
Ares Management Corporation	40,825
MITSUI & CO., LTD.	38,590
Murata Manufacturing Co., Ltd.	37,355
Sumitomo Realty & Development Co., Ltd.	36,263
Seven & i Holdings Co., Ltd.	35,165
NIDEC CORPORATION	34,006
ITOCHU Corporation	32,592
SG HOLDINGS CO., LTD.	32,420
KOMATSU LTD.	31,721
BRIDGESTONE CORPORATION	29,907
Asahi Group Holdings, Ltd.	28,178
DAIFUKU CO., LTD.	27,951
Shionogi & Co., Ltd.	24,433
Mitsui Fudosan Co., Ltd.	24,284
TAISHO PHARMACEUTICAL HOLDINGS CO., LTD.	19,945
KOITO MANUFACTURING CO., LTD.	19,893
ASAHI KASEI CORPORATION	19,430
Makita Corporation	19,229
GMO Payment Gateway, Inc.	18,962
Oji Holdings Corporation	18,336
Chubu Electric Power Company, Incorporated	18,225
Stanley Electric Co., Ltd.	17,294
MINEBEA MITSUMI Inc.	16,501
TOHO GAS CO., LTD.	16,191
SHIMANO INC.	15,440
OLYMPUS CORPORATION	15,147
NISSIN FOODS HOLDINGS CO., LTD.	14,580
Tokyo Electric Power Company Holdings, Incorporated	13,545
The Kansai Electric Power Company, Incorporated	13,393
Sekisui House, Ltd.	13,325
Hankyu Hanshin Holdings, Inc.	13,020
Idemitsu Kosan Co., Ltd.	12,744
OMRON Corporation	12,331
NIPPON STEEL CORPORATION	12,112
TORAY INDUSTRIES, INC.	11,970
Sotetsu Holdings, Inc.	11,354
Odakyu Electric Railway Co., Ltd.	11,169
BROTHER INDUSTRIES, LTD.	11,129
Others	1,061,013

Total listed equity instruments at fair value through other comprehensive income	¥2,770,473

Disposal of equity instruments at fair value through other comprehensive income
The Group sold equity instruments measured at fair value through other comprehensive income mainly in order to mitigate the impact of share price fluctuations on the Group’s financial base. The fair value of the equity instruments measured at fair value through other comprehensive income at the date of derecognition and the cumulative gain on disposal for the fiscal years ended March 31, 2021 and 2020 were as follows:

	For the fiscal year ended March 31,
	2021	2020
	(In millions)
Fair value of the equity instruments at fair value through other comprehensive income at the date of derecognition	¥115,260	¥210,047
Cumulative gain on disposal	46,897	94,443
The Group transferred the cumulative gain or loss related to the equity instruments that were derecognized or whose significant fair value decline reduced income tax expense for the current reporting period from “Other reserves” to “Retained earnings.” The transferred amount was ¥34,886 million and ¥39,750 million for the fiscal years ended March 31, 2021 and 2020, respectively.